REVENUE AND SEGMENTED INFORMATION	3 Months Ended
Mar. 31, 2023
REVENUE AND SEGMENTED INFORMATION
Revenue And Segmented Information

18. REVENUE AND SEGMENTED INFORMATION

IFRS 8 requires operating segments to be determined based on the Company’s internal reporting to the Chief Operating Decision Maker (“CODM”). The CODM has been determined to be the Company’s Chief Executive Officer as he is primarily responsible for the allocation of resources and the assessment of performance. The CODM uses net income, as reviewed at periodic business review meetings, as the key measure of the Company’s results as it reflects the Company’s underlying performance for the period under evaluation.

The CODM’s primary focus for review and resource allocation is the Company as a whole and not any component part of the business. Having considered these factors, management has judged that the Company having three operating segments under IFRS 8.

18. REVENUE AND SEGMENTED INFORMATION (continued)

	United Kingdon	USA	Canada	Mexico	Total
Three months ended March 31, 2023	$	$	$	$	$

Sponsorship	-	2,075,709	-	-	2,075,709
Winning/Player buyout/Other	-	84,942	-	-	84,942
Total Team Revenue	-	2,160,651	-	-	2,160,651

Cost of Sales	-	1,491,993	-	-	1,491,993
Gross profit	-	668,658	-	-	668,658

Influencer / on screen talent representation	634,373	-	-	-	634,373
Digital media	-	2,060,460	-	-	2,060,460
Total Agency Revenue	634,373	2,060,460	-	-	2,694,833

Cost of sales	531,846	827,919	-	-	1,359,765
Gross profit	102,527	1,232,541	-	-	1,335,068

Content production	-	195,229	-	-	195,229

Cost of sales	-	169,452	-	-	169,452
Gross profit	-	25,777	-	-	25,777

Non-current assets	266,720	9,142,951	-	-	9,409,671

Three months ended March 31, 2022
	Europe	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$

Sponsorship	-	1,823,514	-	-	1,823,514
Winning/Player buyout/Other	-	-	-	99,848	99,848
Total Team Revenue	-	1,823,514	-	99,848	1,923,362

Cost of Sales	-	1,077,549	-	51,951	1,129,500
Gross profit	-	745,965	-	47,897	793,862

Influencer / on screen talent representation	1,268,397	-	-	-	1,268,397
Digital media and marketing	-	1,725,815	-	-	1,725,815
Total Agency Revenue	1,268,397	1,725,815	-	-	2,994,212

Cost of sales	1,010,834	1,100,952	-	-	2,111,586
Gross profit	257,563	624,863	-	-	882,626

Content production	-	122,500	-	-	122,500

Cost of sales	-	153,787	-	-	153,787
Gross profit	-	(31,287)	-	-	(31,287)

Non-current assets	1,371,407	11,846,578	322,902	79,240	13,620,127